Investments in Associates and Joint Ventures - Summary of Aggregate Financial Information of Investees Under Equity Method of Accounting (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investments in associates and joint ventures [Line Items]
Total assets	R$ 1,434,969	R$ 1,353,241	R$ 1,276,415
Total liabilities	1,286,963	1,218,427	1,162,356
Investments accounted for using equity method [member]
Disclosure of investments in associates and joint ventures [Line Items]
Total assets	21,472	20,819	20,183
Total liabilities	11,081	11,272	11,477
Total Income	12,388	14,868	22,083
Total Expenses	R$ (10,374)	R$ (13,401)	R$ (20,255)